Segmented disclosure (Narrative) (Details) - Elimination of intersegment amounts [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Largo Clean Energy Corp. [Member]
Disclosure of operating segments [line items]
Inter-segment transaction elimination partially offset amount	$ 82,231	$ (106,773)
Inter-segment transaction elimination partially offset assets	4,890	3,924
Inter-segment transaction elimination partially offset amount	85,301	(107,225)
Inter-segment transaction elimination partially offset liabilities	119	174
E&E properties [Member]
Disclosure of operating segments [line items]
Inter-segment transaction elimination partially offset assets	$ 2	$ 2